Statements of Financial Position - ILS (₪) ₪ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Current assets
Cash and cash equivalents	₪ 14,144	₪ 13,298
Trade receivables, net	1,186	1,621
Other current assets	387	1,686
Inventory	3,813	5,013
Total current assets	19,530	21,618
Non-current assets
Trade receivables, net	452	804
Property and equipment, net	154	229
Restricted deposits	216	216
Right of usage asset, net	571	951
Total non-current assets	1,393	2,200
Total assets	20,923	23,818
Current liabilities
Current maturities of leasing liability	469	469
Trade payables	606	1,826
Other current liabilities	2,742	2,991
Liability in respect of government grants	62	239
Promissory notes, net	4,484	6,336
Total current liabilities	8,363	11,861
Non-current liabilities
Leasing liability, net current	204	606
Liability in respect of government grants	113	721
Total non-current liabilities	317	1,327
Commitments
Shareholders’ equity
Share capital and premium	200,886	169,949
Capital reserve in respect of share-based payment	11,348	11,229
Accumulated deficit	(199,991)	(170,548)
Total shareholders’ equity	12,243	10,630
Total liabilities and shareholders’ equity	₪ 20,923	₪ 23,818